CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at beginning at Dec. 31, 2018		$ 888		$ 14,865,765	$ (18,455,925)	$ 380,907	$ (3,208,365)
Balance at beginning (in shares) at Dec. 31, 2018		8,883,922	[1]
Conversion of debt to equity		$ 11,929		6,486,076			6,498,005
Conversion of debt to equity (in shares)		119,285,531	[1]
Shares issued for services		$ 8		162,246			162,254
Shares issued for services (in shares)		82,572	[1]
Shares subscriptions		$ 65		64,935			65,000
Shares subscriptions (in shares)		650,000	[1]
Reverse split adjustment
Reverse split adjustment (in shares)		99	[1]
Translation adjustment						(380,907)	(380,907)
Translation adjustment (in shares)			[1]
Net loss					(3,729,106)		(3,729,106)
Balance at ending at Dec. 31, 2019		$ 12,890		21,579,022	(22,185,031)		(593,119)
Balance at ending (in shares) at Dec. 31, 2019		128,902,124	[1]
Conversion of debt to equity		$ 3,500		766,058			769,558
Conversion of debt to equity (in shares)		35,002,245	[1]
Settlement of liabilities		$ 400		144,764			145,164
Settlement of liabilities (in shares)		4,004,110	[1]
Shares issued for services		$ 183		68,817			69,000
Shares issued for services (in shares)		1,834,268	[1]
Shares subscriptions		$ 140		32,860			33,000
Shares subscriptions (in shares)		1,400,000	[1]
Stock based compensation		$ 2,250		587,878			590,128
Stock based compensation (in shares)		22,495,000	[1]
Net loss					(5,444,544)		(5,444,544)
Balance at ending at Dec. 31, 2020		$ 19,363		$ 23,179,399	$ (27,629,575)		$ (4,430,813)
Balance at ending (in shares) at Dec. 31, 2020		193,637,747	[1]

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.